Income Tax:	3 Months Ended
Mar. 31, 2018
Income Tax: [Abstract]
Income Tax:

Note 11.    Income Tax:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") which made broad and complex changes to the U.S. tax code. The Tax Act established new tax laws including, but not limited to, a reduction of the U.S. federal corporate tax rate from 35% to 21% beginning in 2018.

Income tax expense for the years ended March 31, 2018 and 2017 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2018		2017
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ (616,658)	(25)	$ (2,188,672)	(25)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	52,269	2	(526,965)	(6)
Non-deductible expenses	30,919	1	1,819,837	21
Withholding tax	725,615	29	-
Change in valuation allowance and other	407,145	17	895,800	10
	$ 599,290	24	$ -	-

The Company recorded income tax expense of $0.6 million and NIL for the three months ended March 31, 2018 and 2017, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2018 and December 31, 2017 were as follows:

	March 31,	December 31,
	2018	2017
Deferred income tax assets
Net operating loss carry forwards	$35,159,013	$35,964,366
Property, Plant and Equipment	3,227,602	3,227,745
Capital loss carry forwards	1,466,726	1,478,385
Other	157,500	204,209
	40,010,841	40,874,705
Valuation allowance	(39,854,089)	(40,662,538)
	$156,752	$212,167

Deferred income tax liabilities
Cash held in trust	(12,364,861)	(18,585,000)
Other	(32,265)	(29,650)
Net deferred income tax liability	$(12,240,374)	$(18,402,483)

At March 31, 2018, we had the following Canadian tax loss carry forwards. Amounts are in U.S. dollars.

Expires
$2,027,252	2026
3,762,316	2027
14,340,235	2028
13,590,347	2029
16,790,118	2030
18,801,045	2031
5,454,395	2032
7,014,176	2033
10,105,421	2034
13,116,038	2035
15,594,556	2036
19,087,903	2037
952,249	2038
$140,636,051